March 14, 2008

Supplement

SUPPLEMENT DATED MARCH 14, 2008 TO THE PROSPECTUSES OF

Morgan Stanley Allocator Fund, dated May 31, 2007
Morgan Stanley Balanced Fund, dated May 31, 2007
Morgan Stanley California Tax-Free Income Fund, dated April 30, 2007
Morgan Stanley Capital Opportunities Trust, dated March 30, 2007
Morgan Stanley Convertible Securities Trust, dated January 31, 2008
Morgan Stanley Dividend Growth Securities Inc., dated June 29, 2007
Morgan Stanley Equally-Weighted S&P 500 Fund, dated October 24, 2007
Morgan Stanley European Equity Fund Inc., dated February 29, 2008
Morgan Stanley Financial Services Trust, dated September 28, 2007
Morgan Stanley Flexible Income Trust, dated February 29, 2008
Morgan Stanley Focus Growth Fund, dated April 30, 2007
Morgan Stanley Fundamental Value Fund, dated January 31, 2008
Morgan Stanley FX Series Funds – FX Alpha Strategy Portfolio, dated February 29, 2008
Morgan Stanley FX Series Funds – FX Alpha Plus Strategy Portfolio, dated February 29, 2008
Morgan Stanley Global Advantage Fund, dated September 28, 2007
Morgan Stanley Global Dividend Growth Securities, dated July 31, 2007
Morgan Stanley Health Sciences Trust, dated November 30, 2007
Morgan Stanley High Yield Securities Inc., dated December 31, 2007
Morgan Stanley Income Trust, dated December 31, 2007
Morgan Stanley Institutional Strategies Fund, dated January 31, 2008
Morgan Stanley International Fund, dated February 29, 2008
Morgan Stanley International SmallCap Fund, dated September 28, 2007
Morgan Stanley International Value Equity Fund, dated December 31, 2007
Morgan Stanley Japan Fund, dated September 28, 2007
Morgan Stanley Mid Cap Growth Fund, dated January 31, 2007
Morgan Stanley Mid-Cap Value Fund, dated December 31, 2007
Morgan Stanley Mortgage Securities Trust, dated February 29, 2008
Morgan Stanley Multi-Asset Class Fund, dated January 31, 2008
Morgan Stanley Nasdaq-100 Index Fund, dated March 30, 2007
Morgan Stanley Natural Resource Development Securities Inc., dated June 29, 2007
Morgan Stanley New York Tax-Free Income Fund, dated April 30, 2007
Morgan Stanley Pacific Growth Fund Inc., dated February 29, 2008
Morgan Stanley Real Estate Fund, dated March 30, 2007
Morgan Stanley S&P 500 Index Fund, dated December 31, 2007
Morgan Stanley Series Funds – Morgan Stanley Diversified Large Cap Equity Fund, dated October 2, 2007
Morgan Stanley Series Funds – Morgan Stanley Diversified International Equity Fund, dated October 2, 2007
Morgan Stanley Small-Mid Special Value Fund, dated August 31, 2007
Morgan Stanley Special Growth Fund, dated June 29, 2007
Morgan Stanley Special Value Fund, dated November 30, 2007
Morgan Stanley Strategist Fund, dated November 30, 2007
Morgan Stanley Tax-Exempt Securities Trust, dated April 30, 2007
Morgan Stanley Technology Fund, dated July 31, 2007
Morgan Stanley Total Market Index Fund, dated November 30, 2007
Morgan Stanley U.S. Government Securities Trust, dated April 30, 2007
Morgan Stanley Utilities Fund, dated April 30, 2007
Morgan Stanley Value Fund, dated January 31, 2008
(Collectively, the ‘‘Funds’’)

Effective March 31, 2008, all references to Class D shares of the Funds are changed to Class I shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

MULTIFNDSPT2

March 14, 2008

Supplement

SUPPLEMENT DATED MARCH 14, 2008 TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

Morgan Stanley Allocator Fund, dated May 31, 2007
Morgan Stanley Balanced Fund, dated May 31, 2007
Morgan Stanley California Tax-Free Income Fund, dated April 30, 2007
Morgan Stanley Capital Opportunities Trust, dated March 30, 2007
Morgan Stanley Convertible Securities Trust, dated January 31, 2008
Morgan Stanley Dividend Growth Securities Inc., dated June 29, 2007
Morgan Stanley Equally-Weighted S&P 500 Fund, dated October 24, 2007
Morgan Stanley European Equity Fund Inc., dated February 29, 2008
Morgan Stanley Financial Services Trust, dated September 28, 2007
Morgan Stanley Flexible Income Trust, dated February 29, 2008
Morgan Stanley Focus Growth Fund, dated April 30, 2007
Morgan Stanley Fundamental Value Fund, dated January 31, 2008
Morgan Stanley FX Series Funds – FX Alpha Strategy Portfolio, dated February 29, 2008
Morgan Stanley FX Series Funds – FX Alpha Plus Strategy Portfolio, dated February 29, 2008
Morgan Stanley Global Advantage Fund, dated September 28, 2007
Morgan Stanley Global Dividend Growth Securities, dated July 31, 2007
Morgan Stanley Health Sciences Trust, dated November 30, 2007
Morgan Stanley High Yield Securities Inc., dated December 31, 2007
Morgan Stanley Income Trust, dated December 31, 2007
Morgan Stanley Institutional Strategies Fund, dated January 31, 2008
Morgan Stanley International Fund, dated February 29, 2008
Morgan Stanley International SmallCap Fund, dated September 28, 2007
Morgan Stanley International Value Equity Fund, dated December 31, 2007
Morgan Stanley Japan Fund, dated September 28, 2007
Morgan Stanley Mid Cap Growth Fund, dated January 31, 2007
Morgan Stanley Mid-Cap Value Fund, dated December 31, 2007
Morgan Stanley Mortgage Securities Trust, dated February 29, 2008
Morgan Stanley Multi-Asset Class Fund, dated January 31, 2008
Morgan Stanley Nasdaq-100 Index Fund, dated March 30, 2007
Morgan Stanley Natural Resource Development Securities Inc., dated June 29, 2007
Morgan Stanley New York Tax-Free Income Fund, dated April 30, 2007
Morgan Stanley Pacific Growth Fund Inc., dated February 29, 2008
Morgan Stanley Real Estate Fund, dated March 30, 2007
Morgan Stanley S&P 500 Index Fund, dated December 31, 2007
Morgan Stanley Series Funds – Morgan Stanley Diversified Large Cap Equity Fund, dated October 2, 2007
Morgan Stanley Series Funds – Morgan Stanley Diversified International Equity Fund, dated October 2, 2007
Morgan Stanley Small-Mid Special Value Fund, dated August 31, 2007
Morgan Stanley Special Growth Fund, dated June 29, 2007
Morgan Stanley Special Value Fund, dated November 30, 2007
Morgan Stanley Strategist Fund, dated November 30, 2007

Morgan Stanley Tax-Exempt Securities Trust, dated April 30, 2007
Morgan Stanley Technology Fund, dated July 31, 2007
Morgan Stanley Total Market Index Fund, dated November 30, 2007
Morgan Stanley U.S. Government Securities Trust, dated April 30, 2007
Morgan Stanley Utilities Fund, dated April 30, 2007
Morgan Stanley Value Fund, dated January 31, 2008
(Collectively, the ‘‘Funds’’)

Effective March 31, 2008, all references to Class D shares of the Funds are changed to Class I shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.